Income taxes (Narrative) (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Income Taxes 1	$ 1,390,000
Income Taxes 2	730,000
Income Taxes 3	$ 26,000,000
Income Taxes 4	50.00%